19 Deferred taxes and contributions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of deferred taxes and contributions [Line Items]
Total deferred tax assets	R$ 931,736	R$ 905,258	R$ 933,815	R$ 1,054,103
Total deferred tax liabilities	(1,252,452)	(1,339,254)	(1,195,057)	(1,090,857)
Deferred tax assets (liabilities), net	(320,716)	(433,996)	(261,242)	(36,754)
Provisions [member]
Summary of deferred taxes and contributions [Line Items]
Total deferred tax assets	436,445	366,673	337,833	482,863
Pension obligations - G1 [member]
Summary of deferred taxes and contributions [Line Items]
Total deferred tax assets	154,498	157,998	157,044	165,503
Donations of underlying asset on concession agreements [member]
Summary of deferred taxes and contributions [Line Items]
Total deferred tax assets	50,142	51,818	54,131	55,112
Credit losses [member]
Summary of deferred taxes and contributions [Line Items]
Total deferred tax assets	155,719	145,622	197,920	199,063
Deferred taxes other [member]
Summary of deferred taxes and contributions [Line Items]
Total deferred tax assets	134,932	183,147	186,887	151,562
Temporary difference on concession of intangible asset [member]
Summary of deferred taxes and contributions [Line Items]
Total deferred tax liabilities	(388,675)	(408,732)	(433,842)	(460,177)
Capitalization of borrowing costs [member]
Summary of deferred taxes and contributions [Line Items]
Total deferred tax liabilities	(390,211)	(409,236)	(420,978)	(415,379)
Profit on supply to governmental entities [member]
Summary of deferred taxes and contributions [Line Items]
Total deferred tax liabilities	(356,513)	(372,289)	(206,978)	(76,705)
Actuarial gain/loss - G1 Plan [member]
Summary of deferred taxes and contributions [Line Items]
Total deferred tax liabilities	(48,979)	(54,222)	(36,430)	(36,538)
Construction margin [member]
Summary of deferred taxes and contributions [Line Items]
Total deferred tax liabilities	(48,843)	(83,399)	(86,164)	(88,947)
Borrowing costs [member]
Summary of deferred taxes and contributions [Line Items]
Total deferred tax liabilities	R$ (19,231)	R$ (11,376)	R$ (10,665)	R$ (13,111)